ORGANIZATION AND BUSINESS OPERATIONS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization And Business Operations 1		100.00%
Organization And Business Operations 2		10,000
Organization And Business Operations 3		98.50%
Organization And Business Operations 4		9,850,000
Organization And Business Operations 5		10,000,000
Organization And Business Operations 6		3.51%
Organization And Business Operations 7		7.30%
Organization And Business Operations 8		2.08%
Organization And Business Operations 9		0.31%
Organization And Business Operations 10		3.12%
Organization And Business Operations 11		1.53%
Organization And Business Operations 12		0.92%
Organization And Business Operations 13		29.45%
Organization And Business Operations 14		51.78%
Organization And Business Operations 15		100.00%
Organization And Business Operations 16		80.00%
Organization And Business Operations 17		15.00%
Organization And Business Operations 18		5.00%
Organization And Business Operations 19		80.00%
Organization And Business Operations 20		100.00%
Organization And Business Operations 21		80.00%
Organization And Business Operations 22		15.00%
Organization And Business Operations 23		5.00%
Organization And Business Operations 24		80.00%
Organization And Business Operations 25		100.00%
Organization And Business Operations 26		100.00%
Organization And Business Operations 27		$ 608,038,370
Organization And Business Operations 28		589,318,547
Organization And Business Operations 29		1,681,844
Organization And Business Operations 30		11,113,109
Organization And Business Operations 31		475,022,529
Organization And Business Operations 32		456,446,007
Organization And Business Operations 33		1,889,208
Organization And Business Operations 34		11,854,806
Organization And Business Operations 1	100.00%
Organization And Business Operations 2	10,000
Organization And Business Operations 3	98.50%
Organization And Business Operations 4	9,850,000
Organization And Business Operations 5	10,000,418
Organization And Business Operations 6	3.51%
Organization And Business Operations 7	7.30%
Organization And Business Operations 8	2.08%
Organization And Business Operations 9	0.31%
Organization And Business Operations 10	3.12%
Organization And Business Operations 11	1.53%
Organization And Business Operations 12	0.92%
Organization And Business Operations 13	29.45%
Organization And Business Operations 14	51.78%
Organization And Business Operations 15	100.00%
Organization And Business Operations 16	80.00%
Organization And Business Operations 17	15.00%
Organization And Business Operations 18	5.00%
Organization And Business Operations 19	80.00%
Organization And Business Operations 20	100.00%
Organization And Business Operations 21	1,500,000
Organization And Business Operations 22	100.00%
Organization And Business Operations 23	391,077,808
Organization And Business Operations 24	410,775,293
Organization And Business Operations 25	378,987,459
Organization And Business Operations 26	400,408,290
Organization And Business Operations 27	2,947,800
Organization And Business Operations 28	1,923,823
Organization And Business Operations 29	5,941,736
Organization And Business Operations 30	4,679,385
Organization And Business Operations 31	94,815,189
Organization And Business Operations 32	118,760,655
Organization And Business Operations 33	93,041,038
Organization And Business Operations 34	115,899,850
Organization And Business Operations 35	1,253,819
Organization And Business Operations 36	953,063
Organization And Business Operations 37	165,535
Organization And Business Operations 38	$ 830,647